Document and Entity Information	May 02, 2023
Cover [Abstract]
Entity Registrant Name	Interactive Strength, Inc.
Amendment Flag	false
Entity Central Index Key	0001785056
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 02, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-41610
Entity Tax Identification Number	82-1432916
Entity Address, Address Line One	1005 Congress Avenue
Entity Address, Address Line Two	Suite 925
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	(310)
Local Phone Number	697-8655
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	TRNR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false